Costs and expenses by nature - Other (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Personnel	$ 52	$ 44	$ 97	$ 98
Services	30	30	58	52
Selling	21	24	39	43
Depreciation and amortization	14	12	25	23
Other	22	17	38	32
Total	$ 139	$ 127	$ 257	$ 248